SCHEDULE OF MINIMUM RENTAL PAYMENTS UNDER THE OPERATING LEASES (Details)	Dec. 31, 2024 USD ($)
Leases
2025	$ 230,471
2026	13,975
Total	244,446
Less: imputed interest	(9,587)
Operating lease liability	$ 234,859